SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS (Narrative) (Details)	1 Months Ended						12 Months Ended
	Feb. 29, 2020	Aug. 31, 2019 CAD ($)	Apr. 16, 2019 CAD ($) shares	Feb. 28, 2019 CAD ($) shares	Nov. 30, 2018 CAD ($) shares	Jul. 31, 2018 CAD ($) shares	May 31, 2020 CAD ($) Share shares	May 31, 2019 CAD ($) Share shares
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for vesting of RSU's | shares							90,805
Value of common shares issued for vesting of RSU's							$ 378,394
Reallocation from reserves for stock options exercised							$ 908,002	$ 26,892
Number of share options exercised in share-based payment arrangement | Share							565,603	33,333
Reallocation from reserves for share purchase warrants exercised							$ 656,170	$ 1,577,802
Number of share purchase warrants exercised | shares							959,698	2,042,003
Number of share purchase warrants issued on settlement of loans payable | Share								150,000
Warrants issued for loans payable								$ 103,959
Conversion on loan payable								$ 7,199,123
Conversion on loan payable (shares) | shares								2,307,411
Number of underwriter's warrants issued | shares								110,310
Value of underwriter's warrants issued								$ 90,769
Idaho Resources Corp. acquisition
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares							357,121
Aggregate value of acquisitions of royalty interests							$ 2,749,831
Alamos acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares			2,054,752				2,574
Aggregate value of acquisitions of royalty interests			$ 9,534,050				$ 11,123
NuevaUnion acquisition
Supplemental Disclosure Of Cash Flow [Line Items]
Accounts payable recognised							$ 335,045
Net Smelter Return Acquired Percentage	2.00%
Tower Mountain acquisition
Supplemental Disclosure Of Cash Flow [Line Items]
Proceeds From Sale Of Project		$ 150,000
Net Smelter Return Acquired Percentage		2.00%
Santa Gertrudis acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares					2,530,769
Aggregate value of acquisitions of royalty interests					$ 7,181,444
ValGold acquisitions
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares						2,414,981
Number of share purchase warrants issued for acquisitions of royalty interests | shares						654,207
Aggregate value of acquisitions of royalty interests						$ 8,432,687
Accounts payable recognised						$ 245,662
Fifteen Mile Stream (FMS) acquisition
Supplemental Disclosure Of Cash Flow [Line Items]
Number of common shares issued for acquisitions of royalty interests | shares				654,750
Aggregate value of acquisitions of royalty interests				$ 2,717,600
Net Smelter Return Acquired Percentage				1.00%			3.00%